SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Summary of Changes in Stock Option Activity
A summary of employee option activity under the Company's stock option plans as of December 31, 2020 and changes during the year ended December 31, 2020 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2020	860,546	4.794	49.43	-
Granted	95,000	3.675
Exercised	(10,000)	4.150
Forfeited	(184,879)	4.713

Outstanding as of December 31, 2020	760,667	3.749	44.01	202.28

Exercisable as of December 31, 2020	245,002	3.859	33.40	39.60

Schedule of Stock Options Outstanding
The options outstanding as of December 31, 2020 are follows:

Number of options outstanding as of December 31, 2020	Exercise price	Weighted average remaining contractual life	Number of options exercisable as of December 31, 2020
		(In months)

47,667	3.32	13.60	47,667
91,000	3.45	47.89	30,335
39,000	3.89	19.91	39,000
360,000	4.12	41.74	120,000
24,000	4.49	37.19	8,000
45,000	2.78	67.43	-
50,000	3.09	61.58	-
74,000	3.35	57.06	-
30,000	3.61	48.09	-

760,667		44.01	245,002